Employee Benefit Plan	12 Months Ended
Jan. 31, 2022
Employee Benefit Plan
Employee Benefit Plan

(14) Employee Benefit Plan

The Company has a 401(k) plan covering all US-based employees of the Company who have met certain eligibility requirements. Under the terms of the 401(k) plan, the employees may elect to make tax-deferred contributions to the 401(k) plan. In addition, the Company may make discretionary contributions to the 401(k) plan. Under this plan, contributions of approximately $1.6 million, $0.9 million, $1.0 million, $1.3 million, and $2.2 million were made for the period from June 12, 2021 through January 31, 2022 (Successor), the period from February 1, 2021 through June 11, 2021 (Predecessor (SLH)), the period from August 28, 2020 through January 31, 2021 (Predecessor (SLH)), the period from February 1, 2020 through August 27, 2020 (Predecessor (PL)), and fiscal year ended January 31, 2020, respectively.

In addition, the Company has various retirement and post-employment plans covering certain international employees. Certain of the plans allow the Company to match employee contributions up to a specified percentage as defined by the plans. Under these plans, contributions of approximately $2.7 million, $0.4 million, $0.5 million, $0.6 million, and $0.9 million, were made for the period from June 12, 2021 through January 31, 2022 (Successor), the period from February 1, 2021 through June 11, 2021 (Predecessor (SLH)), the period from August 28, 2020 through January 31, 2021 (Predecessor (SLH)), the period from February 1, 2020 through August 27, 2020 (Predecessor (PL)), and fiscal year ended January 31, 2020, respectively.